Segmental analysis	6 Months Ended
Sep. 30, 2021
Segmental analysis
Segmental analysis

2   Segmental analysis

Updated segmental reporting structure

Following the IPO of Vantage Towers A.G. (‘Vantage Towers’) in March 2021, Vodafone has updated its segmental reporting structure to reflect the way in which the Group now manages its operations. Vantage Towers is now reported as a new segment within the Vodafone Group’s financial results. This change in reporting structure has taken effect for the year ending 31 March 2022 onwards and has no impact on service revenue. Total revenue is unaffected as charges from Vantage Towers to operating companies are eliminated on consolidation. There has been no change to the segmental presentation of amounts derived from the income statement for comparative periods, which will remain as previously disclosed. Segmental information for the half year to 30 September 2021 is also presented on the previous basis of segmental reporting.

Operating segments

The Group’s operating segments are established on the basis of those components of the Group that are evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Group has determined the chief operating decision maker to be its Chief Executive Officer. The Group has a single group of similar services and products, being the supply of communications services and related products.

Revenue is attributed to a country based on the location of the Group company reporting the revenue. Transactions between operating segments are charged at arm’s-length prices. With the exception of Vodacom, which is a legal entity encompassing South Africa and certain other smaller African markets, and Vantage Towers which comprises companies providing mobile tower infrastructure in a number of European markets, segment information is primarily provided on the basis of geographic areas, being the basis on which the Group manages the rest of its worldwide interests.

The operating segments for Germany, Italy, UK, Spain, Vodacom and Vantage Towers are individually material for the Group and are each reporting segments for which certain financial information is provided. The aggregation of other operating segments into the Other Europe and Other Markets reporting segments reflects, in the opinion of management, the similar local market economic characteristics and regulatory environments for each of those operating segments as well as the similar products and services sold and comparable classes of customers. In the case of the Other Europe region (comprising Albania, Czech Republic, Greece, Hungary, Ireland, Portugal and Romania), this largely reflects membership or a close association with the European Union, while the Other Markets segment (comprising Egypt, Ghana and Turkey) largely includes developing economies with less stable economic or regulatory environments. Common Functions is a separate reporting segment and comprises activities which are undertaken primarily in central Group entities that do not meet the criteria for aggregation with other reporting segments.

Revenue disaggregation

Revenue reported for the period includes revenue from contracts with customers, comprising service and equipment revenue, as well as other revenue items including revenue from leases and interest revenue arising from transactions with a significant financing component. The tables overleaf disaggregate the Group’s revenue by reporting segment.

2   Segmental analysis (continued)

The table below presents the results for the six months ended 30 September 2021 in line with our updated segmental reporting structure.

			Revenue
			from
			contracts			Total
	Service	Equipment	with	Other	Interest	segment	Adjusted
	revenue	revenue	customers	revenue[1]	revenue	revenue	EBITDAaL
	€m	€m	€m	€m	€m	€m	€m
Six months ended 30 September 2021
Germany	5,777	475	6,252	183	12	6,447	2,892
Italy	2,187	265	2,452	49	6	2,507	917
UK	2,521	593	3,114	30	17	3,161	638
Spain	1,866	178	2,044	33	13	2,090	445
Other Europe	2,502	248	2,750	52	8	2,810	836
Vodacom	2,271	455	2,726	190	12	2,928	1,062
Other Markets	1,752	201	1,953	5	—	1,958	683
Vantage Towers	—	—	—	611	—	611	305
Common Functions[2]	252	31	283	424	—	707	(213)
Eliminations	(118)	—	(118)	(611)	(1)	(730)	—
Group	19,010	2,446	21,456	966	67	22,489	7,565

The tables below present the results for the six months ended 30 September 2021 and 30 September 2020 under the previous basis of segmental reporting.

			Revenue
			from
			contracts			Total
	Service	Equipment	with	Other	Interest	segment	Adjusted
	revenue	revenue	customers	revenue[1]	revenue	revenue	EBITDAaL
	€m	€m	€m	€m	€m	€m	€m
Six months ended 30 September 2021
Germany	5,777	475	6,252	211	12	6,475	3,045
Italy	2,187	265	2,452	49	6	2,507	917
UK	2,521	593	3,114	30	17	3,161	667
Spain	1,866	178	2,044	46	13	2,103	483
Other Europe	2,502	248	2,750	92	8	2,850	921
Vodacom	2,271	455	2,726	190	12	2,928	1,062
Other Markets	1,752	201	1,953	5	—	1,958	683
Common Functions[2]	252	31	283	424	—	707	(213)
Eliminations	(118)	—	(118)	(81)	(1)	(200)	—
Group	19,010	2,446	21,456	966	67	22,489	7,565

			Revenue
			from
			contracts			Total
	Service	Equipment	with	Other	Interest	segment	Adjusted
	revenue	revenue	customers	revenue[1]	revenue	revenue	EBITDAaL
	€m	€m	€m	€m	€m	€m	€m
Six months ended 30 September 2020
Germany	5,723	466	6,189	176	6	6,371	2,844
Italy	2,249	216	2,465	36	5	2,506	800
UK	2,401	509	2,910	49	24	2,983	636
Spain	1,880	132	2,012	30	8	2,050	488
Other Europe	2,411	252	2,663	48	9	2,720	870
Vodacom	1,949	335	2,284	132	7	2,423	891
Other Markets[3]	1,679	212	1,891	7	—	1,898	601
Common Functions[2]	219	13	232	424	—	656	(119)
Eliminations	(93)	—	(93)	(87)	—	(180)	—
Group[3]	18,418	2,135	20,553	815	59	21,427	7,011

Notes:

1.	Other revenue includes lease revenue recognised under IFRS 16 “Leases”.
2.	Comprises central teams and business functions.
3.	In the previously published results for the six months ended 30 September 2020, the Group’s 55% interest in Vodafone Egypt was held for sale. In December 2020, we announced that discussions with the potential purchaser had been terminated. Consequently, the held for sale classification was reversed resulting in Adjusted EBITDAaL declining by €12 million compared to the previously published results for the six months ended 30 September 2020.

2   Segmental analysis (continued)

A reconciliation of Adjusted EBITDAaL, the Group’s measure of segment profit, to the Group’s profit before taxation for the financial period is shown below.

	Six months ended 30 September
	2021	2020[1]
	€m	€m
Adjusted EBITDAaL	7,565	7,011
Restructuring costs	(172)	(86)
Interest on lease liabilities	199	189
Loss on disposal of property, plant & equipment and intangible assets	(26)	(13)
Depreciation and amortisation on owned assets	(4,949)	(5,062)
Share of results of equity accounted associates and joint ventures	111	260
Other (expense)/income[2]	(108)	1,055
Operating profit	2,620	3,354
Investment income	129	183
Financing costs	(1,473)	(1,610)
Profit before taxation	1,276	1,927

Notes:

1.	In the previously published results for the six months ended 30 September 2020, the Group’s 55% interest in Vodafone Egypt was held for sale. In December 2020, we announced that discussions with the potential purchaser had been terminated. Consequently, the held for sale classification was reversed resulting in the following changes to the previously published results for the six months ended 30 September 2020: Adjusted EBITDAaL has declined by €12 million, Operating profit has declined by €118 million and Profit before taxation has declined by €118 million.
2.	For the six months ended 30 September 2020, the Group recorded a gain of €1,043 million in relation to the merger of Vodafone Hutchison Australia Pty Limited and TPG Telecom Limited which is reported in Other (expense)/income.

The Group’s non-current assets are disaggregated as follows:

	30 September	31 March
	2021	2021[1]
	€m	€m
Non-current assets[2]
Germany	43,052	43,755
Italy	10,593	10,707
UK	6,306	6,529
Spain	6,601	6,609
Other Europe	8,253	8,361
Vodacom	5,872	5,839
Other Markets	2,997	2,988
Vantage Towers	7,824	7,859
Common Functions[3]	2,044	2,145
Group	93,542	94,792

Notes:

1.	Non-current assets at 31 March 2021 have been re-presented to reflect the updated segmental reporting structure.
2.	Comprises goodwill, other intangible assets and property, plant & equipment.
3.	Comprises central teams and business functions.